Related Parties - Schedule of Loans with Related Parties (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2024
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable		$ 44,386
Non-current related party loans payable
Total principal related party loans payable		44,386
Current related party loan receivable				$ 6,529,191
Non-current related party loan receivable				0
Total principal related party loan receivable		633,773		6,529,191
Current, Total related party loans payable - Discontinued operations		5,880,571			4,111,661
Non-current, Total related party loans payable - Discontinued operations		688,059			4,530,507
Total principal, Total related party loans payable - Discontinued operations		6,568,630			8,642,168
Current Trade payable (related party)	[1]	5,285,794		873,490	4,470,101
Less: Origin Food loan receivable, current					(4,514)
Less: Origin Food loan receivable, noncurrent
Less: Origin Food loan receivable					(4,514)
Current, Energreen Nutrition Australia Pty Ltd. accounts payable - Discontinued operations (Note 12)					589,166
Non-current, Energreen Nutrition Australia Pty Ltd. accounts payable - Discontinued operations (Note 12)
Total, Energreen Nutrition Australia Pty Ltd. accounts payable - Discontinued operations (Note 12)					589,166
Current trade payable due to related parties		5,755,168
Noncurrent trade payable due to related parties
Total trade payable due to related parties		5,755,168
Energreen Nutrition Australia Pty Ltd. [Member]
Schedule of Loans with Related Parties [Line Items]
Current, Total related party loans payable - Discontinued operations		5,563,563
Non-current, Total related party loans payable - Discontinued operations
Total principal, Total related party loans payable - Discontinued operations		5,563,563
CQ Oilseeds Pty Ltd. loan [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable
Non-current related party loans payable					59,371
Total principal related party loans payable					59,371
Current, Total related party loans payable - Discontinued operations
Non-current, Total related party loans payable - Discontinued operations		59,371
Total principal, Total related party loans payable - Discontinued operations		59,371
Sunmania Pty Ltd. [Member]
Schedule of Loans with Related Parties [Line Items]
Current, Total related party loans payable - Discontinued operations		14,346
Non-current, Total related party loans payable - Discontinued operations
Total principal, Total related party loans payable - Discontinued operations		14,346
Current Trade payable (related party)		38,500
Non-current Trade payable (related party)
Total principal Trade payable (related party)		38,500
American Physicians LLC [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable		1,538,322	[2]		968,216	[3]
Non-current related party loans payable			[2]		273,676	[3]
Total principal related party loans payable		1,538,322	[2]		1,241,892	[3]
Energreen Nutrition Australia Pty Ltd. loan receivable [Member]
Schedule of Loans with Related Parties [Line Items]
Current due from related parties		633,733
Non-current due from related parties
Total due from related parties		633,733
Energreen Nutrition Australia Pty Ltd. Loan [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable		5,728,571			3,863,250
Non-current related party loans payable		588,688
Total principal related party loans payable		6,317,259			3,863,250
Hailing Fan [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loan receivable				6,529,191
Non-current related party loan receivable				0
Total principal related party loan receivable				$ 6,529,191
Sunmania Pty Ltd loan [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable		152,000			152,000
Non-current related party loans payable		40,000			40,000
Total principal related party loans payable		192,000			192,000
Soon Soon Oilmills [Member]
Schedule of Loans with Related Parties [Line Items]
Current, Total related party loans payable - Discontinued operations		153,105
Non-current, Total related party loans payable - Discontinued operations
Total principal, Total related party loans payable - Discontinued operations		153,105
Energreen Nutrition [Member]
Schedule of Loans with Related Parties [Line Items]
Current Trade payable (related party)		30,040
Non-current Trade payable (related party)
Total principal Trade payable (related party)		$ 30,040
JSKS Enterprises Pty Ltd. Loan [Member]
Schedule of Loans with Related Parties [Line Items]
Current related party loans payable					100,925
Non-current related party loans payable					4,431,136
Total principal related party loans payable					$ 4,532,061

[1]	The allowance for credit losses for continuing operations was nil for the years ended June 30, 2026, 2025, and 2024. Prior year allowances related to the Disposal Group, which was reclassified to held for sale as of June 30, 2026.
[2]	Includes $74,892 of accrued interest.
[3]	Includes $24,964 of accrued interest.